Note 4 - Balance Sheet Components - Intangible Assets 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, gross	$ 5,080	$ 5,080	$ 5,080
Less: accumulated amortization	(2,437)	(2,254)	(1,523)
Intangible assets, net	2,643	2,826	3,557
Developed Technology Rights [Member]
Intangible assets, gross	5,000	5,000	5,000
Intellectual Property [Member]
Intangible assets, gross	$ 80	$ 80	$ 80